Amounts due from/to related companies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Amounts Due from/to Related Companies
(a)	Amounts due from related companies

	Note	2017 RMB million	2016 RMB million
Current
CSAH and its affiliates		9	7
Associates		18	15
Joint ventures		49	76

	50(c)	76	98

Non-current
CSAH and its affiliates	31 & 50(c)	160	—

		236	98

(b)	Amounts due to related companies

		2017	2016
	Note	RMB million	RMB million
CSAH and its affiliates		28	20
Joint ventures of CSAH		22	1
Associates		1	4
A joint venture		48	76
Other related companies		2	2

	50(c)	101	103